Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Information

The following Pay Versus Performance Table shows historical compensation information for the Principal Executive Officer (“PEO”) and non-PEO Named Executive Officers (“NEOs”) compared to certain performance measures. No adjustments to total summary compensation were necessary to arrive at compensation actually paid for the years presented below.

PAY VERSUS PERFORMANCE

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (in thousands)

2022	$616,339	$616,339	$575,288	$575,288	$140.77	$8,249
2021	609,233	609,233	1,131,295	1,131,295	164.53	10,083

(1)	During both 2022 and 2021, the PEO was Roger L. Dick, the Company’s Chief Executive Officer.
(2)

During 2022, the non-PEO NEOs consisted of R. David Beaver, III and Jeffery L. Trout. During 2021, the non-PEO NEOs consisted of R. David Beaver, III, Brendan P. Duffey and Jeffery L. Trout. Mr. Duffey retired from the Company and the Bank effective January 2, 2020 and is included due to a 2021 lump-sum benefit payment following his retirement.

Named Executive Officers, Footnote [Text Block]
(1)	During both 2022 and 2021, the PEO was Roger L. Dick, the Company’s Chief Executive Officer.
(2)

During 2022, the non-PEO NEOs consisted of R. David Beaver, III and Jeffery L. Trout. During 2021, the non-PEO NEOs consisted of R. David Beaver, III, Brendan P. Duffey and Jeffery L. Trout. Mr. Duffey retired from the Company and the Bank effective January 2, 2020 and is included due to a 2021 lump-sum benefit payment following his retirement.

PEO Total Compensation Amount	$ 616,339	$ 609,233
PEO Actually Paid Compensation Amount	616,339	609,233
Non-PEO NEO Average Total Compensation Amount	575,288	1,131,295
Non-PEO NEO Average Compensation Actually Paid Amount	$ 575,288	1,131,295
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative Total Shareholder Return (TSR). From 2021 to 2022, the compensation actually paid to our PEO increased by 1.2% and the average of the compensation actually paid to the non-PEO NEOs decreased by 49.1%, as compared to a 36.8% decrease in our TSR over the same time period. The large decrease in the average of the compensation actually paid to the non-PEO NEOs is attributable to the one-time lump sum payment to Brendan P. Duffey, a former officer of the Company, made in 2021.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2021 to 2022, the compensation actually paid to our PEO increased by 1.2% and the average of the compensation actually paid to the non-PEO NEOs decreased by 49.1%, as compared to an 18.2% decrease in our net income over the same time period.

Total Shareholder Return Amount	$ 140.77	164.53
Net Income (Loss)	$ 8,249	$ 10,083
PEO Name	Roger L. Dick	Roger L. Dick